Note 17 - Customer Concentrations	12 Months Ended
Dec. 31, 2011
Concentration Risk, Customer
NOTE 17—CUSTOMER CONCENTRATIONS

The Company’s sales are to clients whose activities relate to oil and gas exploration and production. In general, the Company does not require collateral from its customers. Therefore, the collection of receivables may be affected by the economy surrounding the oil and gas industry. For the years ended December 31, 2011, 2010 and 2009, customers representing more than 10% of the Company’s revenue and accounts receivable at the balance sheet dates are listed in the table below (amounts in millions):

	Year Ended December 31,
	2011		2010		2009
	Revenue	% of Total	Revenue	% of Total	Revenue	% of Total
Customer 1	$64.7	17%	$41.0	16%	$115.4	37%
Customer 2	51.4	13%	-	-	50.0	16%
Customer 3	-	-	-	-	34.8	11%
Total	$116.1	30%	$41.0	16%	$200.2	64%

	December 31,
	2011		2010		2009
	Accounts Receivable	% of Total	Accounts Receivable	% of Total	Accounts Receivable	% of Total
Customer 1	$10.8	12%	$-	0%	$11.1	15%
Customer 2	10.0	11%	2.7	4%	15.1	21%
Customer 3	-	-	-	0%	6.1	8%
Total	$20.8	23%	$2.7	4%	$32.3	44%

For the years ended December 31, 2011, 2010 and 2009, revenues from all geographic areas outside of the United States were $180.4 million, $109.0 million and $132.7 million, representing 47%, 43% and 42% of total revenues, respectively.